Portfolio of Investments
Columbia Small Cap Value Fund II, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 106.4%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.6%
Vonage Holdings Corp.(a)	528,900	6,801,654
Media 1.3%
Nexstar Media Group, Inc., Class A	141,600	14,903,400
Total Communication Services		21,705,054
Consumer Discretionary 11.3%
Auto Components 1.8%
Visteon Corp.(a)	164,400	19,867,740
Hotels, Restaurants & Leisure 4.7%
Caesars Entertainment, Inc.(a)	189,200	12,888,304
Carrols Restaurant Group, Inc.(a)	960,538	6,531,658
Dine Brands Global, Inc.	210,000	13,223,700
Marriott Vacations Worldwide Corp.	108,520	13,817,852
Papa John’s International, Inc.	75,000	6,027,000
Total		52,488,514
Household Durables 2.0%
KB Home	324,141	11,409,763
TopBuild Corp.(a)	63,318	11,031,895
Total		22,441,658
Internet & Direct Marketing Retail 0.4%
Revolve Group, Inc.(a)	225,000	5,310,000
Specialty Retail 2.4%
American Eagle Outfitters, Inc.	410,000	7,375,900
Children’s Place, Inc. (The)	198,200	8,518,636
Genesco, Inc.(a)	350,093	10,982,418
Total		26,876,954
Total Consumer Discretionary		126,984,866
Consumer Staples 3.6%
Food & Staples Retailing 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)	381,000	15,617,190
The Chefs’ Warehouse(a)	264,400	6,093,098
United Natural Foods, Inc.(a)	520,000	8,970,000
Total		30,680,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.9%
BellRing Brands, Inc., Class A(a)	462,000	9,424,800
Total Consumer Staples		40,105,088
Energy 4.5%
Energy Equipment & Services 0.8%
Patterson-UTI Energy, Inc.	1,928,900	8,313,559
Oil, Gas & Consumable Fuels 3.7%
Cimarex Energy Co.	280,000	10,066,000
Ovintiv, Inc.	651,100	8,308,036
Renewable Energy Group, Inc.(a)	128,800	7,480,704
Scorpio Tankers, Inc.	350,830	4,048,578
WPX Energy, Inc.(a)	1,650,600	11,752,272
Total		41,655,590
Total Energy		49,969,149
Financials 29.7%
Banks 16.9%
Ameris Bancorp	372,428	12,666,276
Atlantic Union Bankshares Corp.	555,854	16,625,593
Bancorp, Inc. (The)(a)	875,000	10,325,000
Cathay General Bancorp	424,147	11,982,153
Community Bank System, Inc.	256,600	15,973,350
Hancock Whitney Corp.	358,000	10,056,220
Heritage Commerce Corp.	587,847	4,949,672
Heritage Financial Corp.	376,168	8,753,429
Independent Bank Corp.	193,304	13,075,083
OceanFirst Financial Corp.	382,800	6,036,756
Pacific Premier Bancorp, Inc.	290,534	8,373,190
Popular, Inc.	145,100	7,041,703
Renasant Corp.	370,000	11,421,900
Sandy Spring Bancorp, Inc.	457,422	13,475,652
TCF Financial Corp.	345,110	11,595,696
Triumph Bancorp, Inc.(a)	225,000	10,224,000
UMB Financial Corp.	236,291	16,070,151
Total		188,645,824
Columbia Small Cap Value Fund II | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Cowen, Inc.	255,000	6,109,800
Focus Financial Partners, Inc., Class A(a)	217,000	8,595,370
Houlihan Lokey, Inc.	154,300	9,995,554
Stifel Financial Corp.	52,800	3,659,040
Total		28,359,764
Consumer Finance 0.8%
SLM Corp.	796,300	8,448,743
Insurance 1.7%
AMERISAFE, Inc.	190,300	10,415,119
Argo Group International Holdings Ltd.	228,075	8,938,259
Total		19,353,378
Mortgage Real Estate Investment Trusts (REITS) 3.2%
Blackstone Mortgage Trust, Inc.	429,000	11,145,420
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	267,300	14,610,618
Starwood Property Trust, Inc.	561,300	10,069,722
Total		35,825,760
Thrifts & Mortgage Finance 4.6%
Axos Financial, Inc.(a)	438,372	14,685,462
MGIC Investment Corp.	1,062,900	12,712,284
Radian Group, Inc.	491,300	9,275,744
WSFS Financial Corp.	389,668	14,858,041
Total		51,531,531
Total Financials		332,165,000
Health Care 6.2%
Biotechnology 2.1%
Arena Pharmaceuticals, Inc.(a)	100,000	6,587,000
Iovance Biotherapeutics, Inc.(a)	103,200	4,005,192
Novavax, Inc.(a)	57,000	7,951,500
Olema Pharmaceuticals, Inc.(a)	107,604	5,487,804
Total		24,031,496
Health Care Equipment & Supplies 1.0%
Merit Medical Systems, Inc.(a)	194,000	10,683,580
Health Care Providers & Services 2.1%
LHC Group, Inc.(a)	36,800	7,224,576
R1 RCM, Inc.(a)	815,000	16,528,200
Total		23,752,776
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.6%
Syneos Health, Inc.(a)	96,000	6,320,640
Pharmaceuticals 0.4%
Atea Pharmaceuticals, Inc.(a)	122,200	4,071,704
Total Health Care		68,860,196
Industrials 16.8%
Aerospace & Defense 0.9%
Moog, Inc., Class A	123,500	9,553,960
Air Freight & Logistics 0.9%
Air Transport Services Group, Inc.(a)	346,400	10,648,336
Airlines 1.1%
Skywest, Inc.	294,000	12,621,420
Building Products 1.0%
Masonite International Corp.(a)	107,300	10,735,365
Construction & Engineering 3.2%
API Group Corp.(a)	486,400	7,539,200
EMCOR Group, Inc.	140,200	12,082,436
MasTec, Inc.(a)	290,000	16,445,900
Total		36,067,536
Electrical Equipment 1.5%
Bloom Energy Corp., Class A(a)	687,900	16,867,308
Machinery 2.5%
Altra Industrial Motion Corp.	253,000	14,360,280
Evoqua Water Technologies Corp.(a)	507,400	13,238,066
Total		27,598,346
Professional Services 2.2%
ICF International, Inc.	170,000	12,313,100
Kforce, Inc.	306,156	12,567,704
Total		24,880,804
Road & Rail 0.7%
Werner Enterprises, Inc.	204,600	8,181,954
Trading Companies & Distributors 2.8%
Beacon Roofing Supply, Inc.(a)	161,000	5,858,790
Herc Holdings Inc(a)	188,098	10,774,253
Triton International Ltd.	325,000	14,709,500
Total		31,342,543
Total Industrials		188,497,572

2	Columbia Small Cap Value Fund II | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.5%
Communications Equipment 1.4%
Harmonic, Inc.(a)	1,039,300	6,786,629
Viavi Solutions, Inc.(a)	660,000	8,939,700
Total		15,726,329
IT Services 2.3%
KBR, Inc.	525,000	14,579,250
Science Applications International Corp.	115,817	10,717,705
Total		25,296,955
Semiconductors & Semiconductor Equipment 6.7%
Cohu, Inc.	523,300	14,856,487
Diodes, Inc.(a)	150,000	10,194,000
Kulicke & Soffa Industries, Inc.	219,254	6,676,285
MACOM Technology Solutions Holdings, Inc.(a)	155,000	6,925,400
MagnaChip Semiconductor Corp.(a)	450,000	6,318,000
SunPower Corp.(a)	528,500	11,711,560
Synaptics, Inc.(a)	120,000	9,332,400
Ultra Clean Holdings, Inc.(a)	301,100	9,526,804
Total		75,540,936
Software 2.1%
Cerence, Inc.(a)	148,000	13,431,000
Medallia, Inc.(a)	298,000	10,427,020
Total		23,858,020
Total Information Technology		140,422,240
Materials 7.7%
Chemicals 2.2%
Kraton Performance Polymers, Inc.(a)	262,400	7,084,800
Livent Corp.(a)	409,100	6,206,047
Orion Engineered Carbons SA	722,600	11,243,656
Total		24,534,503
Construction Materials 0.9%
Summit Materials, Inc., Class A(a)	536,400	10,191,600
Metals & Mining 3.5%
Arconic Corp.(a)	417,000	11,471,670
Cleveland-Cliffs, Inc.	1,310,875	14,432,734
Hecla Mining Co.	745,000	3,561,100
Materion Corp.	158,622	9,247,662
Total		38,713,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.1%
Boise Cascade Co.	284,000	12,283,000
Total Materials		85,722,269
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 7.5%
American Assets Trust, Inc.	317,500	9,109,075
First Industrial Realty Trust, Inc.	411,200	17,221,056
Hudson Pacific Properties, Inc.	340,000	8,840,000
Investors Real Estate Trust	129,100	8,959,540
Mack-Cali Realty Corp.	492,900	6,733,014
PS Business Parks, Inc.	90,000	11,862,000
Sabra Health Care REIT, Inc.	640,400	10,553,792
Sunstone Hotel Investors, Inc.	1,040,000	10,920,000
Total		84,198,477
Total Real Estate		84,198,477
Utilities 4.7%
Electric Utilities 0.9%
Portland General Electric Co.	238,116	9,853,240
Gas Utilities 2.6%
New Jersey Resources Corp.	260,300	8,597,709
ONE Gas, Inc.	145,000	11,481,100
South Jersey Industries, Inc.	237,593	5,469,391
Southwest Gas Holdings, Inc.	50,511	3,245,332
Total		28,793,532
Independent Power and Renewable Electricity Producers 1.2%
Clearway Energy, Inc., Class C	220,900	6,465,743
Sunnova Energy International, Inc.(a)	176,000	7,129,760
Total		13,595,503
Total Utilities		52,242,275
Total Common Stocks (Cost $879,209,209)		1,190,872,186

Columbia Small Cap Value Fund II | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2020 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	13,964,564	13,963,167
Total Money Market Funds (Cost $13,961,312)		13,963,167
Total Investments in Securities (Cost: $893,170,521)		1,204,835,353
Other Assets & Liabilities, Net		(85,263,716)
Net Assets		1,119,571,637
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	22,340,097	205,231,754	(213,610,417)	1,733	13,963,167	(3,127)	78,766	13,964,564
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Value Fund II | Quarterly Report 2020

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3QT230_02_L01_(01/21)